Share-based payment plans - Additional information (Details)	1 Months Ended								12 Months Ended
	Mar. 31, 2025 Option € / shares	Nov. 30, 2023 Option € / shares	Oct. 31, 2023 Option € / shares	May 31, 2018 shares € / shares	Jul. 31, 2016 shares € / shares	Jul. 31, 2015 Option	Nov. 30, 2014 Option € / shares	Jul. 31, 2014 Option	Dec. 31, 2025 Option shares	Dec. 31, 2024 Option	Dec. 31, 2023 Option
Share-based payment plans
Number of shares for each warrant									1
IPO plan
Share-based payment plans
Number of shares for each warrant									1
Term									P10Y
Contractual term									10 years
vesting% first period									25.00%
vesting% second period									25.00%
vesting% fourth period									25.00%
Granted | Option						18,180	36,151	979,898
vesting% third period									25.00%
Exercise price, share options granted | € / shares							€ 8.81
Forfeited | Option										47,524	4,257
2015 Warrant Plan
Share-based payment plans
Number of shares for each warrant									1
Term									P10Y
vesting% second period									10.00%
vesting% fourth period									30.00%
vesting% fifth period									40.00%
Granted				2,000	350,000
vesting% third period									20.00%
Exercise price, share options granted | € / shares				€ 10.08	€ 6.45
Maximum number of warrants									1,400,000
Forfeited | Option									12,600	2,000
Exercised | Option									0
2023 Warrant Plan
Share-based payment plans
Number of shares for each warrant									1
Term									P7Y
vesting% second period									10.00%
vesting% fourth period									30.00%
vesting% fifth period									40.00%
Granted | Option	25,000	25,000	325,000						25,000		350,000
vesting% third period									20.00%
Exercise price, share options granted | € / shares	€ 7.59	€ 5.09	€ 4.87
Maximum number of warrants									500,000
Forfeited | Option									25,000